Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities Associated with Repurchase Agreements and Securities Lending Transactions by Class of Underlying Collateral) (Detail) - JPY (¥)
¥ in Billions
		Sep. 30, 2016	Mar. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 17,739	¥ 16,833
Securities lending transactions	[1]	1,535	2,845
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		634	532
Securities lending transactions		717	1,891
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		16,087	15,781
Securities lending transactions		579	700
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		486	221
Securities lending transactions		29	27
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		380	141
Securities lending transactions		182	185
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		152	158
Securities lending transactions		¥ 28	¥ 42

[1]	Amounts exceeded the gross amounts recognized in Note 18 "Offsetting of financial assets and financial liabilities" by ¥633 billion and ¥836 billion, at March 31, 2016 and September 30, 2016, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.